Document and Entity Information	Jun. 30, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This is an amendment to Item 5.02 of the Current Report on Form 8-K filed by Ovintiv Inc. (the “Corporation”) on June 30, 2021 (the “Original Filing”), which reported that George L. Pita had been appointed to the Board of Directors of the Corporation (the “Board”) effective July 1, 2021. At the time of the Original Filing, the Board had not made a determination regarding any committee assignments for Mr. Pita. On July 27, 2021, the Board appointed Mr. Pita to the Audit Committee of the Board effective July 26, 2021. Except as set forth herein, no other information in the Original Filing is amended.
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	Ovintiv Inc.
Entity Central Index Key	0001792580
Entity Emerging Growth Company	false
Entity File Number	001-39191
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4427672
Entity Address, Address Line One	Suite 1700
Entity Address, Address Line Two	370 - 17th Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	623-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	OVV
Security Exchange Name	NYSE